Document and Entity Information	Mar. 08, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000948708
Document Type	8-K/A
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	Smith Micro Software, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35525
Entity Tax Identification Number	33-0029027
Entity Address, Address Line One	5800 Corporate Drive
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15237
City Area Code	(412)
Local Phone Number	837-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	SMSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On March 8, 2021, Smith Micro Software, Inc. (the “Company” or “Smith Micro”) (NASDAQ: SMSI) filed a Current Report on Form 8-K (“the Original Form 8-K”), to report that the Company entered into a Membership Interest and Asset Purchase Agreement (the “Purchase Agreement”) with Avast plc (“Avast”) (LSE: AVST), whereby the Company will acquire substantially all of the assets of Avast and its subsidiaries related to its Family Safety Mobile Software business (including application source code, license rights to shared source code, and both ownership and license rights to a patent portfolio) and certain specified assumed liabilities with respect thereto, along with all of the outstanding membership interests of Location Labs, LLC, which comprises Avast’s U.S. carrier business (collectively the “Avast Family Safety Mobile Business”). This Form 8-K/A amends the Original Form 8-K to file the Purchase Agreement as an exhibit under Item 9.01 and to correct a typographical error in the audited abbreviated statement of assets acquired and liabilities assumed and abbreviated statement of revenue and direct expenses as of and for the years ended December 31, 2020 and 2019 for the Avast Family Safety Mobile Business, and related notes thereto and the related report of SingerLewak LLP, a corrected copy of which, with the corrected items denoted by a “*”, is filed herewith as Exhibit 99.1 and incorporated herein and into the Original Form 8-K by reference. The description of the Purchase Agreement in the Original Form 8-K does not purport to be complete and is qualified in its entirety by reference to the full text of the Purchase Agreement, a copy of which is attached as Exhibit 2.1 to this Form 8-K/A and is incorporated into the Original Form 8-K by reference.